Bank Loans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of bank loans
	June 30, 2021	December 31, 2020
Mortgage loan	$4,987,904	$5,064,142
Line of revolving loan	6,302,884	6,322,417

Total bank loans	$11,290,788	$11,386,559

Reclassifying as:
Current portion	$6,426,211	$6,446,139
Long-term portion (more than 12 months)	4,864,577	4,940,420

Total bank loans	$11,290,788	$11,386,559

	December 31, 2020	December 31, 2019

Mortgage loan	$5,064,142	$5,098,796
Line of revolving loan	6,322,417	4,558,749
Short-term bank loans	-	1,195,297

Total bank loans	11,386,559	10,852,842
Less: Total bank loans – discontinued operations	-	(1,195,297)
Total bank loans – continuing operations	$11,386,559	$9,657,545

Reclassifying as:
Current portion	$6,446,139	$4,676,184
Long-term portion (more than 12 months)	4,940,420	4,981,361

Total bank loans	$11,386,559	$9,657,545